Discontinued Operations and Disposal Groups (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations	$ 486	$ 190	$ 717	$ 634	$ 926	$ 920	$ 1,507	$ 699	$ 2,027	$ 4,053	$ 3,239
Income from discontinued operations, before income taxes									4,091	5,776	5,241
Income tax expense									1,874	1,528	1,789
Income from discontinued operations									2,217	4,248	3,452
Less: Noncontrolling interest in subsidiaries earnings from discontinued operations									190	195	213
Net cash provided by operating activities									3,062	3,652	3,349
Net cash (used in) provided by investing activities									(416)	286	108
Net cash used in financing activities									(2,651)	(4,244)	(3,431)
Cash and cash equivalents	2,441				2,459				2,441	2,459
Accounts receivable, net	5,627				5,647				5,627	5,647
Contract assets, current	1,209				1,111				1,209	1,111
Inventories and contracts in progress, net	1,903				2,003				1,903	2,003
Other assets, current	434				559				434	559
Future income tax benefits	725				647				725	647
Fixed assets, net	2,433				2,390				2,433	2,390
Operating lease right-of-use assets	1,347								1,347
Goodwill	11,454				11,523				11,454	11,523
Intangible assets, net	1,573				1,783				1,573	1,783
Other assets	2,677				2,618				2,677	2,618
Total assets related to discontinued operations	31,823				30,740				31,823	30,740
Short-term borrowings	71				41				71	41
Accounts payable	3,003				3,244				3,003	3,244
Accrued liabilities	4,540				3,538				4,540	3,538
Contract liabilities, current	2,899				2,971				2,899	2,971
Long-term debt, currently due	238				154				238	154
Long-term debt	87				150				87	150
Future pension and postretirement benefit obligations	1,015				968				1,015	968
Operating lease liabilities	1,051								1,051
Other long-term liabilities (1)	1,539				1,562				1,539	1,562
Total liabilities related to discontinued operations	14,443				12,628				14,443	12,628
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	145								145
Otis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations									1,033	1,213	1,123
Selling, general and administrative expense									1,906	1,636	1,583
Disposal Group, Including Discontinued Operation, Other Expense									(40)	26	37
Income from discontinued operations, before income taxes									1,709	1,935	2,000
Income tax expense									525	561	704
Income from discontinued operations									1,184	1,374	1,296
Less: Noncontrolling interest in subsidiaries earnings from discontinued operations									151	161	173
Cash and cash equivalents	1,446				1,329				1,446	1,329
Accounts receivable, net	2,899				2,764				2,899	2,764
Contract assets, current	530				661				530	661
Inventories and contracts in progress, net	571				640				571	640
Other assets, current	213				264				213	264
Future income tax benefits	355				304				355	304
Fixed assets, net	747				709				747	709
Operating lease right-of-use assets	529								529
Goodwill	1,647				1,688				1,647	1,688
Intangible assets, net	490				569				490	569
Other assets	220				169				220	169
Total assets related to discontinued operations	9,647				9,097				9,647	9,097
Short-term borrowings	33				27				33	27
Accounts payable	1,321				1,334				1,321	1,334
Accrued liabilities	1,651				1,462				1,651	1,462
Contract liabilities, current	2,288				2,359				2,288	2,359
Long-term debt, currently due	1				1				1	1
Long-term debt	5				4				5	4
Future pension and postretirement benefit obligations	560				542				560	542
Operating lease liabilities	383								383
Other long-term liabilities (1)	514				469				514	469
Total liabilities related to discontinued operations	6,756				6,198				6,756	6,198
Otis [Member] | Research and Development [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development									163	185	187
Otis [Member] | Nonoperating Income (Expense)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Other Expense									(4)	18	4
Otis [Member] | Product [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									5,669	5,636	5,498
Costs of Goods Sold									4,656	4,624	4,392
Otis [Member] | Service [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									7,444	7,268	6,843
Costs of Goods Sold									4,635	4,568	4,220
Carrier [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations									1,698	2,840	2,116
Selling, general and administrative expense									2,888	2,566	2,459
Disposal Group, Including Discontinued Operation, Other Expense									246	1,156	794
Income from discontinued operations, before income taxes									2,409	3,841	3,241
Income tax expense									672	967	1,085
Income from discontinued operations									1,737	2,874	2,156
Less: Noncontrolling interest in subsidiaries earnings from discontinued operations									39	34	40
Cash and cash equivalents	995				1,130				995	1,130
Accounts receivable, net	2,728				2,883				2,728	2,883
Contract assets, current	679				450				679	450
Inventories and contracts in progress, net	1,332				1,363				1,332	1,363
Other assets, current	221				295				221	295
Future income tax benefits	370				343				370	343
Fixed assets, net	1,686				1,681				1,686	1,681
Operating lease right-of-use assets	818								818
Goodwill	9,807				9,835				9,807	9,835
Intangible assets, net	1,083				1,214				1,083	1,214
Other assets	2,457				2,449				2,457	2,449
Total assets related to discontinued operations	22,176				21,643				22,176	21,643
Short-term borrowings	38				14				38	14
Accounts payable	1,682				1,910				1,682	1,910
Accrued liabilities	2,889				2,076				2,889	2,076
Contract liabilities, current	611				612				611	612
Long-term debt, currently due	237				153				237	153
Long-term debt	82				146				82	146
Future pension and postretirement benefit obligations	455				426				455	426
Operating lease liabilities	668								668
Other long-term liabilities (1)	1,025				1,093				1,025	1,093
Total liabilities related to discontinued operations	$ 7,687				$ 6,430				7,687	6,430
Carrier [Member] | Research and Development [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development									400	399	364
Carrier [Member] | Nonoperating Income (Expense)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Other Expense									43	82	88
Carrier [Member] | Product [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									15,337	15,657	14,744
Costs of Goods Sold									10,878	11,047	10,447
Carrier [Member] | Service [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									3,247	3,239	3,039
Costs of Goods Sold									2,298	2,281	2,154
Separation Related Transactions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations									(704)	0	0
Selling, general and administrative expense									16	0	0
Income from discontinued operations, before income taxes									(27)	0	0
Income tax expense									$ 677	$ 0	$ 0